List of Material Subsidiaries	12 Months Ended
Mar. 31, 2024
Disclosure of subsidiaries [abstract]
List of Material Subsidiaries
38)
LIST OF MATERIAL SUBSIDIARIES

Name of entity	Place of Incorporation	Ownership interest as at March 31, 2023	Ownership interest as at March 31, 2024
MakeMyTrip Inc.	Delaware, USA	100%	100%
MakeMyTrip (India) Private Limited	India	100%	100%
Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
Quest 2 Travel.com India Private Limited	India	83.66%	100%